CAPITAL ASSETS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	CAPITAL ASSETS

December 31, 2011

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$134,694	$47,796	$86,898
Mining Equipment	60,756	18,956	41,800
Office Equipment	66,423	33,306	33,117
Furniture and Fixtures	16,579	4,366	12,213
Building	358,241	274,301	83,940
	$636,693	$378,725	$257,968

December 31, 2010

	Cost	Accumulated Depreciation	Net Book Value
Vehicle	$108,921	$22,691	$86,230
Mining Equipment	189,505	78,079	111,426
Office Equipment	40,488	25,752	14,736
Furniture and Fixtures	10,377	2,060	8,317
Building	358,241	202,653	155,588
	$707,532	$331,235	$376,297

During the year ended December 31, 2011, the Company sold mining equipment (including a bulldozer) with a net book value of $54,188 for $159,500. The Company also disposed of a vehicle resulting in an insurance claim with a gain of $6,158. The resulting gains on sale/disposal are included in the consolidated statements of operations. See note 10 for additional information on the sale of the bulldozer.